Consolidated Statements of Changes in Shareholders’ Equity (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Stock [Member]
Cash dividends on common stock - per share (in Dollars per share)	$ 0.29	$ 0.04	$ 0.08
Shares of common stock through the dividend reinvestment plan	46,512	11,610	21,933
Shares of common stock from supplemental shareholder investments	21,925	34,803	6,555
Shares of common stock	40,980	42,379	44,587
Preferred Stock [Member]
Redemption of shares of preferred stock	16,000
Accumulated Other Comprehensive Income (Loss) [Member]
Net change in unrealized gain/(loss) on securities available for sale,tax (in Dollars)	$ 366	$ 1,417	$ 233